Other Liabilities, Provisions and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Provisions Recorded in Consolidated Statement of Financial Position

The following table presents the nature and amount of the contingencies recorded as of June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31,2018
Indirect taxes	Ps.	5,403	Ps.	5,421
Labor		1,192		2,601
Legal		3,161		1,906

Total	Ps.	9,756	Ps.	9,928